Financial Instruments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Line Items]
Exchange rate sensitivity analysis, description	the Group has determined a 10 percent increase and decrease in Ps. currency units against the U.S. dollar (“relevant currency”). The 10 percent is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated financial assets/liabilities and adjusts their translation at the year-end for a 10 percent change in foreign currency rates. A positive number below indicates an increase in profit where currency units strengthen 10 percent against the relevant currency. For a 10 percent weakening of currency units against the relevant currency, there would be a comparable impact on the net income, and the balances below would be negative.
Interest rate sensitivity analysis	1.00%
Interest paid	$ 61,467	$ 66,084	$ 86,231
Interest rate expenss	$ 35,721	37,429	44,998
Credit risk management, percent	10.00%
Financial instrument term	3 years
Payment to suppliers	$ 756,623	848,192	957,576
Variable Interest Rate [Member]
Financial Instruments [Line Items]
Interest rate	59.00%
Fixed Rate [Member]
Financial Instruments [Line Items]
Interest rate	41.00%
Variable Interest Rate [Member]
Financial Instruments [Line Items]
Interest paid	$ 356,553	458,848	592,051
Top of range [member]
Financial Instruments [Line Items]
Interest rate	1.00%
Interest rate expenss	$ 392,274	496,276	637,049
Bottom of range [member]
Financial Instruments [Line Items]
Interest rate	1.00%
Interest rate expenss	$ 320,832	$ 421,419	$ 547,054